Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parentheticals) (Details) - Parent [Member] - $ / shares	Sep. 30, 2025	Sep. 30, 2024
Class A ordinary shares [Member]
Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0025	$ 0.0025
Ordinary shares, authorized (in Shares)	998,000,000	998,000,000
Ordinary shares, issued (in Shares)	10,662,522	2,150,000
Ordinary shares, outstanding (in Shares)	10,662,522	2,150,000
Class B ordinary shares [Member]
Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0025	$ 0.0025
Ordinary shares, authorized (in Shares)	1,000,000	1,000,000
Ordinary shares, issued (in Shares)	1,000,000
Ordinary shares, outstanding (in Shares)	1,000,000